INCOME TAXES	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
8.1 – INCOME TAX RECOGNIZED IN PROFIT AND LOSS

	For the year ended December 31,
	2020	2019	2018
Tax expense:
Current tax expense	(27,834)	(19,327)	(23,324)
Deferred tax gain	5,527	4,310	7,456
TOTAL INCOME TAX EXPENSE	(22,307)	(15,017)	(15,868)

Most of the revenues are generated through subsidiaries located in the U.S. The Company's workforce is mainly located in Latin America and to a lesser extent in India, Eastern Europe and U.S.
The following table provides a reconciliation of the statutory tax rate to the effective tax rate:

	For the year ended December 31,
	2020	2019	2018
Profit before income tax	76,524	69,032	67,464

Tax calculated at the tax rate in each country	(13,253)	(12,714)	(15,887)
Argentine Software Promotion Regime (note 3.7.1.1)	637	3,256	6,844
Non-deductible expenses	1,180	925	1,130
Tax loss carry forward not recognized	(3,686)	(2,402)	(1,462)
Exchange difference	(1,781)	(4,365)	(8,777)
Effect of foreign exchange difference in tax base	(5,404)	—	—
Other	—	283	2,284
INCOME TAX EXPENSE RECOGNIZED IN PROFIT AND LOSS	(22,307)	(15,017)	(15,868)

8.2 – DEFERRED TAX ASSETS AND LIABILITIES

	As of December 31,
	2020	2019
Share-based compensation plan	19,466	11,587
Provision for vacation and bonus	10,370	6,533
Intercompany trade payables	10,247	3,553
Property, equipment and intangibles	(5,699)	1,163
Goodwill	(2,799)	(1,752)
Allowance for doubtful accounts	727	928
Contingencies	992	714
Inflation adjustment	3,080	1,186
Others	2,160	917
Loss carryforward (1)	2,963	2,039
TOTAL DEFERRED TAX ASSETS	41,507	26,868

	As of December 31,
	2020	2019
Other Assets	(1,122)	(1,028)
Property, equipment and intangibles	(12,576)	—
TOTAL DEFERRED TAX LIABILITIES	(13,698)	(1,028)

(1)As of December 31, 2020 and 2019, the detail of the loss carryforward is as follows:

	2020		2019
Company	Loss carryforward	Expiration date	Loss carryforward	Expiration date
Globant S.A.	201	does not expire	—	—
Dynaflows S.A.	2	2022	—	—
Dynaflows S.A.	33	2023	138	2024
Dynaflows S.A.	88	2024	53	2023
Dynaflows S.A.	33	2025	4	2022
IAFH Global S.A	426	2024	594	2024
IAFH Global S.A	586	2025	—	—
Globant Brasil Consultoría Ltda. (2)	540	does not expire	767	does not expire
We Are London Limited	56	does not expire	163	does not expire
Difier S.A	—	—	3	does not expire
Sistemas Globales S.A.	—	—	25	2023
Avanxo S.A.	4	2022	129	2024
Avanxo S.A.	4	2023	—	—
Avanxo S.A.	32	2024	—	—
Avanxo S.A.	23	2025	—	—
BSF S.A.	—	—	140	2024
Avanxo - Sucursal del Perú	—	—	20	2022
Globant France S.A.S.	—	—	3	does not expire
Avanxo México Sociedad Anónima Promotora de inversión de Capital Variable	379	2030	—	—
Globant India Private Limited	472	does not expire	—	—
Grupo ASSA Colombia SAS	84	2031	—	—
	2,963		2,039

(2)The amount of the carryforward that can be utilized for Globant Brasil Consultoría Ltda. is limited to 30% of taxable income in each carryforward year.

As of December 31, 2020 and 2019, no deferred tax liability has been recognized on investments in subsidiaries. The Company has concluded it has the ability and intention to control the timing of any distribution from its subsidiaries and it is probable that will be no reversal in the foreseeable future in a way that would result in a charge to taxable profit.
The roll forward of the deferred tax assets/(liabilities) presented in the consolidated financial position is as follows:

2020	Opening	Recognised in	Recognised	Acquisitions/	Additions from	Closing
	balance	profit or loss (*)	directly in equity	disposals	business combinations	balance

Deferred tax assets/(liabilities) in relation to:
Share-based compensation plan	11,587	(76)	12,416	(4,461)	—	19,466
Provision for vacation and bonus	6,533	3,829	—	—	8	10,370
Intercompany trade payables	3,553	6,694	—	—	—	10,247
Property, equipment and intangibles	1,163	(7,065)	—	—	(12,373)	(18,275)
Goodwill	(1,752)	(1,047)	—	—	—	(2,799)
Allowance for doubtful accounts	928	(224)	—	—	23	727
Contingencies	714	215	—	—	63	992
Inflation adjustments	1,186	1,408	—	—	486	3,080
Other assets	(1,028)	(94)	—	—	—	(1,122)
Others	917	247	—	—	996	2,160
Subtotal	23,801	3,887	12,416	(4,461)	(10,797)	24,846
Loss carryforward	2,039	1,219	—	(295)	—	2,963
TOTAL	25,840	5,106	12,416	(4,756)	(10,797)	27,809

(*) Includes foreign exchange loss of 421.

2019	Opening	Recognised in	Recognised in	Recognised	Acquisitions/	Additions from	Closing
	balance	profit or loss (*)	other comprehensive	directly in equity	disposals	business combinations	balance
			income
Deferred tax assets/(liabilities) in relation to:
Share-based compensation plan	4,731	718	—	9,864	(3,726)	—	11,587
Provision for vacation and bonus	6,624	(275)	—	—	—	184	6,533
Intercompany trade payables	2,207	1,346	—	—	—	—	3,553
Property and equipment	716	447	—	—	—	—	1,163
Goodwill	(1,005)	(747)	—	—	—	—	(1,752)
Allowance for doubtful accounts	967	(39)	—	—	—	—	928
Contingencies	546	168	—	—	—	—	714
Inflation adjustments	—	1,186	—	—	—	—	1,186
Other assets	—	(389)	—	—	—	(639)	(1,028)
Others	269	648	—	—	—	—	917
Subtotal	15,055	3,063	—	9,864	(3,726)	(455)	23,801
Loss carryforward	1,861	876	(698)	—	—	—	2,039
TOTAL	16,916	3,939	(698)	9,864	(3,726)	(455)	25,840

(*) Includes foreign exchange loss of 905.